Receivables from Customers	12 Months Ended
Dec. 31, 2023
Receivables From Customers
Receivables from Customers
8.
RECEIVABLES FROM CUSTOMERS

	Balances not yet due	Up to 90 days past due	More than 91 up to 360 days past due	More than 361 days past due	2023	2022
Billed supply	2,041	428	561	821	3,851	3,240
Unbilled supply	1,373	-	-	-	1,373	1,244
Other concession holders – wholesale supply	26	47	-	-	73	67
Other concession holders – wholesale supply, unbilled	369	-	-	-	369	369
CCEE (Power Trading Chamber)	84	22	6	2	114	162
Concession Holders – power transport	53	62	10	48	173	180
Concession Holders – power transport, unbilled	391	-	-	-	391	370
(–) Provision for expected credit losses	(165)	(22)	(80)	(600)	(867)	(820)

	4,172	537	497	271	5,477	4,812

Current assets					5,434	4,769
Non-current assets					43	43

The Company and its subsidiaries’ exposure to credit risk related to customers and traders is provided in Note 30.

a)
Breakdown and changes in the provision for expected credit losses

The expected credit losses are considered to be sufficient to cover any potential losses in the realization of accounts receivable, and the breakdown by type of customers is as follows:

	2023	2022
Residential	322	272
Industrial	173	168
Commercial, services and others	237	203
Rural	40	33
Public authorities	27	28
Public lighting	2	1
Public services	27	33
Charges for use of the network (TUSD)	39	82

	867	820

Balance at December 31, 2020	712

Additions (note 28)	144
Disposals	(23)

Balance at December 31, 2021	833

Additions (note 28)	239
Changes to estimate assumptions	(130)
Disposals	(122)

Balance at December 31, 2022	820

Additions (note 28)	174
Disposals	(127)

Balance at December 31, 2023	867

Accounting policy

Accounts receivable from customers, traders and power transport concession holders are initially recognized at the sales value of the energy supplied or the value of the gas supplied and are measured at amortized cost. These receivables are stated with the amount of sales tax included, net of the taxes withheld by the payers, which are recognized as recoverable taxes.

The contract asset is transferred to the financial asset (Consumers and resellers and concessionaires - Energy transport), within the scope of IFRS 9, after the issuance of the credit notice, monthly issued by ONS, authorizing RAP billing, which is when the right to consideration is unconditional.

The financial asset is recognized at the transaction price and the assets are subsequently measured at amortized cost, using the effective interest method, adjusted by impairment losses, when applicable, and recognizing the deferred taxes. As required by IFRS 9 - Financial Instruments, the financial asset carrying amount is analyzed and, when applicable, a loss allowance for expected credit losses is recognized.

Estimations and judgments

The adjustment for expected credit losses is recorded based on policies approved by Management. The main criteria defined by the Company and its subsidiaries are: (i) for consumers with significant amounts outstanding, the balance receivable is analyzed taking into account the history of the debt, ongoing negotiations and real guarantees; and (ii) for large consumers, an individual analysis is made of debtors and ongoing initiatives to receive the credits.

For captive customers, the Company adopts in its analysis a simplified approach, considering that the balances of its Accounts Receivable do not have significant financing components and estimates the expected loss considering the average history of non-collection over the total amount billed in each month, based on 24 months of billing, segregated by consumer class and projected for the next 12 months considering the age of maturity of the invoices, including those not yet due and unbilled.

The Company has adopted a differentiated rule for the amounts to be received from billing of irregular debits, due to their representing greater difficulty in collection. The analysis is individualized; a level of solvency for the client is calculated internally, and weighted in the measurement of the risk of loss.

The expected losses for overdue accounts of customers that renegotiated their debt is measured based on the maturity date of the original invoice, despite the new terms negotiated. Expected losses are fully recognized for accounts overdue for more than 24 months.

Expected losses for invoices unbilled, not yet due or less than 12 months past due are measured according to the potential default events, or losses of credit expected for the whole life of a financial instrument, if the credit risk has significantly increased since its initial recognition.